Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Allowance for doubtful accounts	$ 65	$ 77
Estimated allowance for appeals	$ 1,199	$ 484
Series A convertible preferred stock, par value	$ 0.0001	$ 0.0001
Series A convertible preferred stock, Authorized shares	50,000,000	18,000,000
Series A convertible preferred stock, issued shares	0	5,296,000
Series A convertible preferred stock, outstanding shares	0	5,296,000
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, Authorized shares	500,000,000	50,000,000
Common stock, issued shares	45,392,000	37,667,000
Common stock, outstanding shares	45,392,000	37,667,000